SCHEDULE OF EQUIPMENT-NET (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Cryptocurrency miners	$ 15,000	$ 15,000	$ 15,000
Less accumulated depreciation	(15,000)	(15,000)	(15,000)
Total property and equipment